Senior Unsecured Notes and Secured Debt (Details) (USD $)	12 Months Ended								3 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Senior Unsecured Notes [Member]		Dec. 31, 2010 Secured Debt [Member]		Jun. 30, 2010 Secured Debt [Member]	Mar. 31, 2009 Senior Unsecured Convertible Notes One [Member]	Dec. 31, 2006 Senior Unsecured Convertible Notes One [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes One [Member]	Dec. 31, 2009 Senior Unsecured Convertible Notes One [Member]	Jul. 31, 2007 Senior Unsecured Convertible Notes Two [Member]	Mar. 31, 2009 Senior Unsecured Convertible Notes Two [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes Two [Member]	Dec. 31, 2010 Senior Unsecured Convertible Notes Two [Member]	Dec. 31, 2010 Senior Unsecured Convertible Notes Three [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes Three [Member]	Jun. 30, 2010 Senior Unsecured Convertible Notes Four [Member]	Sep. 30, 2010 Senior unsecured convertible notes due 2017 [Member]	Dec. 31, 2010 Senior unsecured convertible notes due 2021 [Member]	Dec. 31, 2010 First mortgage loans [Member]	Dec. 31, 2009 First mortgage loans [Member]	Dec. 31, 2008 First mortgage loans [Member]	Dec. 31, 2010 Loans Secured By Medical Office Buildings [Member]	Dec. 31, 2010 Loans Secured By Senior Housing Facilities [Member]
Principal payments due on debt obligations
2011	$ 24,048,000			$ 0	[1]	$ 24,048,000	[1]
2012	168,832,000			76,853,000	[1]	91,979,000	[1]
2013	385,508,000			300,000,000	[1]	85,508,000	[1]
2014	188,009,000			0	[1]	188,009,000	[1]
2015	400,311,000			250,000,000		150,311,000
Thereafter	3,031,937,000			2,438,077,000	[1]	593,860,000	[1]
Totals	4,198,645,000			3,064,930,000	[1]	1,133,715,000	[1]
Senior Unsecured Notes and Secured Debt (Textuals) [Abstract]
Senior unsecured notes	3,034,949,000	1,653,027,000		3,034,949,000
Notes, annual stated interest rates, Minimum				0.03		0.031
Notes, annual stated interest rates, Maximum				0.08		0.0874
Par value of senior debt				3,064,930,000				1,133,715,000		345,000,000
Senior unsecured convertible notes issued												183,147,000	400,000,000				494,403,000		450,000,000	450,000,000	450,000,000
Senior unsecured convertible notes, interest rate										4.75%		7.82%	4.75%				3.00%		6.125%	4.70%	4.95%
Proceeds from issuance of senior unsecured convertible notes	1,821,683,000									337,517,000			388,943,000				486,084,000		446,328,000	445,768,000	443,502,000
Conversion rate of senior unsecured convertible notes										20.8833 shares per $1,000 principal amount of notes			20.0000 shares per $1,000 principal amount of notes				19.5064 shares per $1,000 principal amount of notes
Conversion price of senior unsecured convertible notes										47.89			50.00				51.27
Cash Purchase Price for all or portion of senior unsecured convertible										100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest			100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest				100% of the principal amount of the notes to be purchased, plus any accrued and unpaid interest
Senior unsecured convertible notes extinguished		81,715,000	50,475,000						5,000,000		214,412,000			5,000,000	226,914,000							194,493,000
First mortgage loans, Recognized Loss	(34,171,000)	(25,107,000)	2,094,000						446,000		8,837,000	19,269,000		594,000	16,235,000							9,099,000	5,838,000	2,094,000
Equity component of convertible debt, reacquire	(9,689,000)										18,552,000				21,062,000
Notes outstanding											125,588,000					168,086,000
Reacquired equity component of senior unsecured convertible notes																		29,925,000
Carrying values of properties securing the debt	2,054,820,000
Assumed first mortgage loans secured																									$ 157,156,000	$ 564,657,000
Number of medical office buildings	15
Number of properties secured by mortgages	60
Number of debt instruments extinguished	20
First mortgage loans assumed		7.21%	6.67%																			6.07%			5.45%	6.06%

[1]	Amounts represent principal amounts due and do not include unamortized premiums/discounts or other fair value adjustments as reflected on the balance sheet.